ACQUISITIONS - TerraForm Power (Details) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
		Oct. 08, 2019	Aug. 03, 2018	Jun. 11, 2018	Oct. 17, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Total revenues	[1]					$ 3,971	$ 3,797	$ 2,772
TerraForm Power
Disclosure of detailed information about business combination [line items]
Ownership percentage					51.00%
Percentage of voting equity interests retained by Brookfield					16.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date					$ 203
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination					13
Acquisition costs incurred and capitalized					1
Total revenues					622
Total Consideration					$ 719
Proportion of ownership interest in subsidiary			65.00%
Equity interests of acquirer			30.00%
Number of shares issued by the entity			80,084
TerraForm Power | 2018 Private Placement
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity				60,975,609
Nominal value per share.				$ 10.66
Total Consideration				$ 650
Proportion of ownership interest in subsidiary				65.00%
Equity interests of acquirer				30.00%
TerraForm Power | 2019 Private Placement
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity		2,981,514
Nominal value per share.		$ 16.77
Total Consideration		$ 50
Public offering		$ 250
Proportion of ownership interest in subsidiary		62.00%
Equity interests of acquirer		29.00%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).